Tax	6 Months Ended
Jun. 30, 2020
6. Tax
Tax

6. Tax

The tax charge for H120 was £113m (H119: £545m), representing an effective tax rate of 8.9% (H119: 18.1%). The effective tax rate for H120 was lower than H119, reflecting the tax benefit recognised for the re-measurement of UK deferred tax assets through the income statement as a result of the UK corporation tax rate being maintained at 19%.

Included in the tax charge is a credit of £112m (H119: £96m) in respect of payments made on AT1 instruments that are classified as equity for accounting purposes.

	As at	As at
	30.06.20	31.12.19
Deferred tax assets and liabilities	£m	£m
USA	2,168	2,052
UK	-	818
Other territories	503	420
Deferred tax assets	2,671	3,290
Deferred tax liabilities	(23)	(23)

Analysis of deferred tax assets
Temporary differences	2,174	2,767
Tax losses	497	523
Deferred tax assets	2,671	3,290